DEBT - Subordinated Notes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Jun. 29, 2022
Debt
Conversion of Subordinated Convertible Notes to common stock	$ 919,546
Subordinated Notes
Debt
Gross proceeds		$ 400,000	$ 375,000	$ 2,765,000	$ 2,208,299
Issuance costs		$ 0	0	0	$ 76,701
Amortization of issuance costs			18,184	18,273
Interest rate per annum						14.00%
Interest expense			$ 101,548
Unpaid interest at the following rates:
Less than one (1) year from the funding date			3.00%
One (1) year to less than two (2) years from the funding date			2.00%
Two (2) years to less than three (3) years from the funding date			1.00%
A change in control event			5.00%
Subordinated Notes | Stockholders, directors, and employees
Debt
Gross proceeds			$ 250,000	1,440,000
Subordinated Notes | Customers
Debt
Gross proceeds			50,000	1,330,000
Cash Notes
Debt
Gross proceeds			$ 750,000
Interest rate per annum			15.00%
Interest expense			$ 181,067	114,062
PIK Notes
Debt
Gross proceeds			$ 5,440,000
Interest rate per annum			20.00%
Interest expense			$ 2,251,260	$ 710,443